Annual Total Returns	0 Months Ended
Nov. 01, 2011
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Short-Term Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.17%
Annual Return 2002	5.07%
Annual Return 2003	4.02%
Annual Return 2004	3.21%
Annual Return 2005	2.67%
Annual Return 2006	3.65%
Annual Return 2007	3.96%
Annual Return 2008	(1.39%)
Annual Return 2009	10.50%
Annual Return 2010	2.64%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Intermediate Tax/AMT-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.53%
Annual Return 2003	6.55%
Annual Return 2004	4.70%
Annual Return 2005	2.94%
Annual Return 2006	4.63%
Annual Return 2007	3.57%
Annual Return 2008	(5.72%)
Annual Return 2009	15.19%
Annual Return 2010	3.38%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.66%
Annual Return 2002	6.46%
Annual Return 2003	6.71%
Annual Return 2004	10.27%
Annual Return 2005	4.94%
Annual Return 2006	5.71%
Annual Return 2007	2.23%
Annual Return 2008	(11.74%)
Annual Return 2009	24.46%
Annual Return 2010	3.64%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Ultra Short-Term Municipal Income Fund) | Class A
Bar Chart Table:
Annual Return 2001	2.65%
Annual Return 2002	2.34%
Annual Return 2003	1.79%
Annual Return 2004	0.34%
Annual Return 2005	2.20%
Annual Return 2006	3.13%
Annual Return 2007	3.98%
Annual Return 2008	2.55%
Annual Return 2009	5.80%
Annual Return 2010	1.20%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Wisconsin Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.28%
Annual Return 2003	5.08%
Annual Return 2004	3.97%
Annual Return 2005	3.28%
Annual Return 2006	4.56%
Annual Return 2007	3.28%
Annual Return 2008	(1.76%)
Annual Return 2009	10.71%
Annual Return 2010	2.65%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF North Carolina Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.80%
Annual Return 2002	8.82%
Annual Return 2003	3.96%
Annual Return 2004	2.98%
Annual Return 2005	2.35%
Annual Return 2006	4.14%
Annual Return 2007	0.90%
Annual Return 2008	(6.23%)
Annual Return 2009	12.56%
Annual Return 2010	1.91%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Pennsylvania Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.91%
Annual Return 2002	8.29%
Annual Return 2003	4.30%
Annual Return 2004	3.58%
Annual Return 2005	2.65%
Annual Return 2006	4.12%
Annual Return 2007	1.25%
Annual Return 2008	(8.88%)
Annual Return 2009	18.02%
Annual Return 2010	2.64%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Limited-Term Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.20%
Annual Return 2002	6.07%
Annual Return 2003	2.34%
Annual Return 2004	2.51%
Annual Return 2005	1.37%
Annual Return 2006	3.22%
Annual Return 2007	3.04%
Annual Return 2008	(0.19%)
Annual Return 2009	8.38%
Annual Return 2010	2.24%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF California Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	4.20%
Annual Return 2002	7.54%
Annual Return 2003	4.53%
Annual Return 2004	4.85%
Annual Return 2005	4.58%
Annual Return 2006	4.90%
Annual Return 2007	1.97%
Annual Return 2008	(8.10%)
Annual Return 2009	15.43%
Annual Return 2010	2.03%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Colorado Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.38%
Annual Return 2002	10.24%
Annual Return 2003	4.59%
Annual Return 2004	3.77%
Annual Return 2005	3.01%
Annual Return 2006	4.25%
Annual Return 2007	2.44%
Annual Return 2008	(6.08%)
Annual Return 2009	13.22%
Annual Return 2010	1.02%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Minnesota Tax-Free Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.28%
Annual Return 2002	8.92%
Annual Return 2003	5.01%
Annual Return 2004	3.81%
Annual Return 2005	2.87%
Annual Return 2006	4.24%
Annual Return 2007	2.82%
Annual Return 2008	(3.47%)
Annual Return 2009	12.32%
Annual Return 2010	1.88%
(Wells Fargo Advantage Municipal Income Funds - Retail) | (WF Strategic Municipal Bond Fund) | Class A
Bar Chart Table:
Annual Return 2001	5.29%
Annual Return 2002	5.02%
Annual Return 2003	3.16%
Annual Return 2004	2.40%
Annual Return 2005	3.23%
Annual Return 2006	3.57%
Annual Return 2007	3.32%
Annual Return 2008	(0.39%)
Annual Return 2009	6.92%
Annual Return 2010	2.32%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Short-Term Municipal Bond Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	5.17%
Annual Return 2002	5.08%
Annual Return 2003	4.02%
Annual Return 2004	3.21%
Annual Return 2005	2.67%
Annual Return 2006	3.65%
Annual Return 2007	3.96%
Annual Return 2008	(1.39%)
Annual Return 2009	10.43%
Annual Return 2010	2.60%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Intermediate Tax/AMT-Free Fund) | Investor Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.90%
Annual Return 2003	6.89%
Annual Return 2004	4.93%
Annual Return 2005	3.00%
Annual Return 2006	4.63%
Annual Return 2007	3.48%
Annual Return 2008	(5.77%)
Annual Return 2009	15.25%
Annual Return 2010	3.34%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Municipal Bond Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	4.70%
Annual Return 2002	6.47%
Annual Return 2003	6.72%
Annual Return 2004	10.30%
Annual Return 2005	5.01%
Annual Return 2006	5.76%
Annual Return 2007	2.17%
Annual Return 2008	(11.67%)
Annual Return 2009	24.40%
Annual Return 2010	3.60%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Ultra Short-Term Municipal Income Fund) | Investor Class
Bar Chart Table:
Annual Return 2001	3.14%
Annual Return 2002	2.76%
Annual Return 2003	2.21%
Annual Return 2004	0.74%
Annual Return 2005	2.12%
Annual Return 2006	3.34%
Annual Return 2007	3.99%
Annual Return 2008	2.75%
Annual Return 2009	5.53%
Annual Return 2010	1.16%
(Wells Fargo Advantage Municipal Income Funds - Investor) | (WF Wisconsin Tax-Free Fund) | Investor Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.99%
Annual Return 2003	5.63%
Annual Return 2004	4.32%
Annual Return 2005	3.37%
Annual Return 2006	4.56%
Annual Return 2007	3.28%
Annual Return 2008	(1.80%)
Annual Return 2009	10.64%
Annual Return 2010	2.60%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Short-Term Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.17%
Annual Return 2002	5.08%
Annual Return 2003	4.02%
Annual Return 2004	3.21%
Annual Return 2005	2.67%
Annual Return 2006	3.65%
Annual Return 2007	3.96%
Annual Return 2008	(1.20%)
Annual Return 2009	10.78%
Annual Return 2010	2.85%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Intermediate Tax/AMT-Free Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.84%
Annual Return 2003	6.84%
Annual Return 2004	4.93%
Annual Return 2005	3.00%
Annual Return 2006	4.63%
Annual Return 2007	3.57%
Annual Return 2008	(5.42%)
Annual Return 2009	15.50%
Annual Return 2010	3.67%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Municipal Bond Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	4.70%
Annual Return 2002	6.47%
Annual Return 2003	6.72%
Annual Return 2004	10.30%
Annual Return 2005	5.01%
Annual Return 2006	5.76%
Annual Return 2007	2.17%
Annual Return 2008	(11.42%)
Annual Return 2009	24.71%
Annual Return 2010	4.03%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Ultra Short-Term Municipal Income Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	3.27%
Annual Return 2002	3.32%
Annual Return 2003	2.55%
Annual Return 2004	0.88%
Annual Return 2005	2.69%
Annual Return 2006	3.70%
Annual Return 2007	4.35%
Annual Return 2008	2.89%
Annual Return 2009	6.13%
Annual Return 2010	1.51%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF North Carolina Tax-Free Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.07%
Annual Return 2002	9.09%
Annual Return 2003	4.24%
Annual Return 2004	3.29%
Annual Return 2005	2.65%
Annual Return 2006	4.43%
Annual Return 2007	1.15%
Annual Return 2008	(6.00%)
Annual Return 2009	12.84%
Annual Return 2010	2.19%
(Wells Fargo Advantage Municipal Income Funds - Institutional) | (WF Pennsylvania Tax-Free Fund) | Institutional Class
Bar Chart Table:
Annual Return 2001	5.17%
Annual Return 2002	8.56%
Annual Return 2003	4.59%
Annual Return 2004	3.80%
Annual Return 2005	3.05%
Annual Return 2006	4.41%
Annual Return 2007	1.50%
Annual Return 2008	(8.65%)
Annual Return 2009	18.31%
Annual Return 2010	2.89%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Short-Term Municipal Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	4.96%
Annual Return 2002	4.87%
Annual Return 2003	3.81%
Annual Return 2004	3.00%
Annual Return 2005	2.47%
Annual Return 2006	3.44%
Annual Return 2007	3.75%
Annual Return 2008	(1.39%)
Annual Return 2009	10.56%
Annual Return 2010	2.64%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Intermediate Tax/AMT-Free Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001
Annual Return 2002	9.64%
Annual Return 2003	6.65%
Annual Return 2004	4.80%
Annual Return 2005	2.97%
Annual Return 2006	4.63%
Annual Return 2007	3.57%
Annual Return 2008	(5.64%)
Annual Return 2009	15.41%
Annual Return 2010	3.49%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Municipal Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	4.70%
Annual Return 2002	6.47%
Annual Return 2003	6.72%
Annual Return 2004	10.30%
Annual Return 2005	5.23%
Annual Return 2006	6.10%
Annual Return 2007	2.48%
Annual Return 2008	(11.49%)
Annual Return 2009	24.64%
Annual Return 2010	3.91%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Ultra Short-Term Municipal Income Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	3.06%
Annual Return 2002	3.12%
Annual Return 2003	2.35%
Annual Return 2004	0.68%
Annual Return 2005	2.48%
Annual Return 2006	3.50%
Annual Return 2007	4.14%
Annual Return 2008	2.68%
Annual Return 2009	5.92%
Annual Return 2010	1.28%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Limited-Term Tax-Free Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	4.37%
Annual Return 2002	6.20%
Annual Return 2003	2.64%
Annual Return 2004	2.82%
Annual Return 2005	1.63%
Annual Return 2006	3.57%
Annual Return 2007	3.29%
Annual Return 2008	0.00%
Annual Return 2009	8.73%
Annual Return 2010	2.46%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF California Tax-Free Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	4.47%
Annual Return 2002	7.73%
Annual Return 2003	4.70%
Annual Return 2004	5.10%
Annual Return 2005	4.93%
Annual Return 2006	5.07%
Annual Return 2007	2.23%
Annual Return 2008	(7.84%)
Annual Return 2009	15.80%
Annual Return 2010	2.17%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Colorado Tax-Free Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	5.38%
Annual Return 2002	10.29%
Annual Return 2003	4.85%
Annual Return 2004	4.03%
Annual Return 2005	3.27%
Annual Return 2006	4.51%
Annual Return 2007	2.70%
Annual Return 2008	(5.84%)
Annual Return 2009	13.50%
Annual Return 2010	1.27%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Minnesota Tax-Free Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	5.18%
Annual Return 2002	8.87%
Annual Return 2003	5.36%
Annual Return 2004	4.07%
Annual Return 2005	3.12%
Annual Return 2006	4.40%
Annual Return 2007	3.17%
Annual Return 2008	(3.33%)
Annual Return 2009	12.72%
Annual Return 2010	2.13%
(Wells Fargo Advantage Municipal Income Funds - Administrator) | (WF Strategic Municipal Bond Fund) | Administrator Class
Bar Chart Table:
Annual Return 2001	5.56%
Annual Return 2002	5.28%
Annual Return 2003	3.45%
Annual Return 2004	2.71%
Annual Return 2005	3.42%
Annual Return 2006	3.97%
Annual Return 2007	3.58%
Annual Return 2008	(0.14%)
Annual Return 2009	7.19%
Annual Return 2010	2.54%